Derivative financial instruments - Cash flow hedge (Details) - Cash flow hedge £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Derivative financial instruments
Hedge Ratio	1
Ineffectiveness	£ 21	£ (1)
Cross-currency swaps | Euro
Derivative financial instruments
Carrying amount	£ 34
Carrying amount		£ (25)
Nominal amount	1,700	695
Hedge Ratio	1	1
Change in fair value of outstanding instrument	£ 60	£ (24)
Change in fair value of hedged item	61	(23)
Ineffectiveness	£ (1)	£ (1)
Weighted average foreign exchange rate for the year	1.150	1.131